Consolidated Statements of Other Comprehensive Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated Statements of Other Comprehensive Income [Abstract]
Net income (loss)	$ (76,661)	$ (13,800)	$ (15,124)
Foreign currency translation	(12,477)
Unrealized gain (loss) on available for sale investments	14
Total comprehensive loss	$ (89,124)	$ (13,800)	$ (15,124)